Financial expense, net (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Financial income [Abstract]
Interest income from loans and credits	$ 365	$ 383
Interest rate gains on derivatives: cash flow hedges	7,632	609
Total	7,997	992
Financial expense [Abstract]
Interest on loans and notes	(83,288)	(71,126)
Interest rates losses derivatives: cash flow hedges	(1,564)	(12,276)
Total	(84,852)	(83,402)
Other financial income / (expenses) [Abstract]
Other financial income	4,208	4,124
Other financial losses	(9,492)	(5,254)
Total	(5,284)	(1,130)
Notes Conversion Option [Member]
Other financial income / (expenses) [Abstract]
Other financial losses	$ 3,000
Kaxu [Member]
Other financial income / (expenses) [Abstract]
Income for non-monetary change to fair value of derivatives		1,100
Kaxu [Member] | Notes Conversion Option [Member]
Other financial income / (expenses) [Abstract]
Income for non-monetary change to fair value of derivatives		$ 2,000